Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Schedule of Fair Value on Recurring Basis

The following table presents information about the Company’s financial instruments that are measured at fair value on a recurring basis at June 30, 2024 and December 31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	June 30, 2024	December 31, 2023
Liabilities:
Warrant liabilities - public	1	$230,000	$575,000
GEM warrant liabilities	3	$79,000	$641,000
Yorkville convertible note	3	$2,013,000	$1,766,000

The following table presents information about the Company’s financial instruments that are measured at fair value on a recurring basis at December 31, 2023 and 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2023	December 31, 2022
Liabilities:
Warrant liabilities-public	2	$575,000	$-
GEM warrant liabilities	3	$641,000	$-
Yorkville convertible note	3	$1,766,000	$-
Bifurcated embedded derivative liabilities	3	$-	$845,473
Bifurcated embedded derivative liabilities-related party	3	$-	$1,936,827
SAFE	3	$-	$663,804
SAFE-related party	3	$-	$8,802,196

Summary of Changes in Fair Value of Yorkville Convertible Note

The following tables set forth a summary of the changes in the fair value of the Yorkville convertible notes which is a Level 3 financial liability measured at fair value on a recurring basis:

Fair Value
Balance at December 31, 2023	$1,766,000
Issuance of Yorkville convertible note	2,250,000
Loss on debt issuance	171,000
Payment in shares to settle Yorkville convertible notes	(1,667,000)
Change in fair value	544,000
Balance at March 31, 2024	3,064,000
Payment in shares to settle Yorkville convertible notes	(335,000)
Repayment in cash of Yorkville convertible notes	(750,000)
Change in fair value	34,000
Balance at June 30, 2024	$2,013,000

The following tables set forth a summary of the changes in the fair value of the Yorkville convertible note which is a Level 3 financial liability measured at fair value on a recurring basis:

Fair Value
Balance at December 31, 2022	$-
Issuance of yorkville convertible note	1,800,000
Change in fair value	(34,000)
Balance at December 31, 2023	$1,766,000

Schedule of Derivative Liabilities

The following table sets forth a summary of the changes in the fair value of the bifurcated embedded derivative liabilities for the six months ended June 30, 2023, related to the Related Party and Third Party Convertible Debt, respectively, which are Level 3 financial liabilities that are measured at fair value on a recurring basis:

	Fair Value
	Related Party	Third Party
Balance at December 31, 2022	$1,936,827	$845,473
Issuance of convertible notes with bifurcated embedded derivative	707,000	—
Change in fair value	137,285	32,415
Balance at March 31, 2023	2,781,112	877,888
Issuance of convertible notes with bifurcated embedded derivative	419,451	330,390
Change in fair value	(478,198)	(194,643)
Balance at June 30, 2023	$2,722,365	$1,013,635

The following tables set forth a summary of the changes in the fair value of the bifurcated embedded derivative liability, related to the Related Party and Third Party Convertible Debt, respectively, which are Level 3 financial liabilities that are measured at fair value on a recurring basis:

	Fair Value
	Related Party	Third Party
Balance at December 31, 2021	$-	$4,000
Issuance of convertible notes with bifurcated embedded derivatives	1,398,595	586,405
Issuance of CP BF convertible notes with bifurcated embedded derivative	1,375	625
Extinguishment of Old Alco Note derivative	(70,000)	-
Change in fair value	606,857	254,443
Balance at December 31, 2022	1,936,827	845,473
Issuance of convertible notes with bifurcated embedded derivative	1,126,451	559,390
Change in fair value	(3,063,278)	(1,404,863)
Balance at December 31, 2023	$-	$-

Schedule of Fair Value Measurements

The following tables set forth a summary of the activity of the Related Party and Third Party SAFE liabilities, respectively (See Note 13 - Simple Agreements for Future Equity for further detail), which represents a recurring fair value measurement at the end of the relevant reporting period:

	Fair Value
	Related Party	Third Party
Balance at December 31, 2022	$8,802,196	$663,804
Change in fair value	303,139	22,861
Balance at March 31, 2023	9,105,335	686,665
Change in fair value	909,418	68,582
Balance at June 30, 2023	$10,014,753	$755,247

The following tables set forth a summary of the activity of the Related Party and Third Party SAFE liabilities, respectively (See Note 16-Simple Agreements for Future Equity for further detail), which represents a recurring fair value measurement at the end of each reporting period:

	Fair Value
	Related Party	Third Party
Balance at December 31, 2021	$3,121,591	$235,409
Change in fair value	4,078,431	307,569
Loss on modification	1,602,174	120,826
Balance at December 31, 2022	8,802,196	663,804
Change in fair value	(2,752,430)	(207,570)
Conversion of SAFEs	(6,049,766)	(456,234)
Balance at December 31, 2023	$-	$-

Public Warrants Liability [Member]
Class of Warrant or Right [Line Items]
Summary of Changes in the Fair Value of the Warrants Liability

The following tables set forth a summary of the changes in the fair value of the Public Warrants liability which are Level 1 financial liabilities that are measured at fair value on a recurring basis:

Fair Value
Balance at December 31, 2023	$575,000
Change in fair value	(115,000)
Balance at March 31, 2024	460,000
Change in fair value	(230,000)
Balance at June 30, 2024	$230,000

The following tables set forth a summary of the changes in the fair value of the Public Warrants liability which are Level 2 financial liabilities that are measured at fair value on a recurring basis:

Fair Value
Balance at December 31, 2022	$-
Merger date assumption of public warrants	460,000
Change in fair value	115,000
Balance at December 31, 2023	$575,000

Gem Warrants Liability [Member]
Class of Warrant or Right [Line Items]
Summary of Changes in the Fair Value of the Warrants Liability

The following tables set forth a summary of the changes in the fair value of the GEM Warrants liability which are Level 3 financial liabilities that are measured at fair value on a recurring basis:

Fair Value
Balance at December 31, 2023	$641,000
Change in fair value	(408,000)
Balance at March 31, 2024	233,000
Change in fair value	(154,000)
Balance at June 30, 2024	$79,000

The following tables set forth a summary of the changes in the fair value of the GEM Warrants liability which are Level 3 financial liabilities that are measured at fair value on a recurring basis:

Fair Value
Balance at December 31, 2022	$-
Issuance of GEM warrants	2,448,000
Change in fair value	(1,807,000)
Balance at December 31, 2023	$641,000